Share-Based Compensation - Summary of the Option Activities (Details) - 2019 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options,Outstanding Beginning (in Shares)				3,794,653
Weighted average exercise price, Outstanding Beginning				$ 0.05
Weighted average grant date fair value, Outstanding Beginning	$ 5.22			$ 5.22
Aggregate intrinsic value, Outstanding Beginning (in Dollars)	$ 1,300			$ 1,300
Weighted average remaining contractual term, Outstanding Beginning				6 years 3 months 18 days
Number of options,Exercised (in Shares)				(3,794,653)
Weighted average exercise price, Exercised
Weighted average grant date fair value, Exercised				$ 5.22
Number of options,Outstanding Ending (in Shares)
Weighted average exercise price, Outstanding Ending
Number of options,Vested and expected to vest (in Shares)
Weighted average exercise price,Vested and expected to vest
Number of options,Exercisable (in Shares)
Weighted average exercise price,Exercisable
Non-Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options,Outstanding Beginning (in Shares)				1,300,694
Weighted average exercise price, Outstanding Beginning				$ 0.0001
Weighted average grant date fair value, Outstanding Beginning	$ 5.08			$ 5.08
Aggregate intrinsic value, Outstanding Beginning (in Dollars)	$ 556			$ 556
Weighted average remaining contractual term, Outstanding Beginning				7 years 2 months 12 days
Number of options, Granted (in Shares)	1,644,576			1,644,576
Weighted average exercise price, Granted				$ 0.0001
Number of options,Exercised (in Shares)				(2,945,270)
Weighted average exercise price, Exercised				$ 0.00002
Weighted average grant date fair value, Exercised				$ 2.24
Number of options,Outstanding Ending (in Shares)
Weighted average exercise price, Outstanding Ending
Number of options,Vested and expected to vest (in Shares)
Weighted average exercise price,Vested and expected to vest
Number of options,Exercisable (in Shares)
Weighted average exercise price,Exercisable